CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	¥ 4,684,003	¥ 2,443,419	$ 383,426	¥ 2,726,712
Restricted cash	125,437	295,910	46,435	390,702
Total cash, cash equivalents, and restricted cash	4,809,440	¥ 2,739,329	$ 429,861	¥ 3,117,414
IPO and over-allotment option
Reconciliation to amounts on consolidated balance sheets:
Issuance cost	¥ 31,776